Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

February 26, 2010

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:
Post-Effective Amendment No. 174 to the Registration Statement on Form N-1A of DWS Core Fixed Income Fund, DWS Diversified International Equity Fund, DWS High Income Plus Fund, DWS Short Duration Fund and DWS Short-Term Municipal Bond Fund (the “Funds”), each a series of DWS Advisor Funds (the “Trust”) (Reg. Nos. 33-07404 and 811-04760)

Ladies and Gentlemen:

On behalf of the Fund, we are filing today through the EDGAR system, Post-Effective Amendment No. 174 under the Securities Act of 1933, as amended (the “Securities Act”), to the Trust’s Registration Statement on Form N-1A (the “Amendment”).  The Amendment is being filed pursuant to Rule 485(b) under the Securities Act and Rule 8b-16 under the Investment Company Act of 1940, as amended.  The Amendment has been electronically coded to show changes from the Fund’s Prospectus and Statement of Additional Information filed with the Securities and Exchange Commission (the “Commission”) on December 29, 2009 in Post-Effective Amendment No. 172 under the Securities Act.

The Amendment is being filed under paragraph (b) of Rule 485 to bring the financial statements and other information up-to-date under Section 10(a)(3) of the Securities Act and to make certain other non-material changes.  Pursuant to Rule 485(b), the Trust has designated on the facing sheet to the Registration Statement that the Amendment become effective on March 1, 2010.  No fees are required in connection with this filing.

None of the revised disclosure contained in the Amendment represents a material change from the Prospectus and Statement of Additional Information contained in the previous Post-Effective Amendment noted above.  Having reviewed the Amendment, the undersigned represents pursuant to Rule 485(b)(4) under the Securities Act that it does not contain disclosure that would render it ineligible to become effective pursuant to Rule 485(b).

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3357.

Very truly yours,

/s/Thomas H. Connors

Thomas H. Connors
Director and Senior Counsel
Deutsche Investment Management Americas Inc.

cc:           John Marten, Esq., Vedder Price P.C.